SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Number, Options outstanding	33,171	43,994
Number, Options outstanding after reverse stock split	4,723
Number, Granted	0	0
Number, Exercised	0	0
Number, Forfeited	0	(10,823)
Options outstanding		33,171	43,994
Options outstanding after reverse stock split	4,723	4,723
Options exercisable	4,723	33,171
Average exercise price, Options outstanding	$ 37.51	$ 41.27
Average exercise price, Options outstandingafter reverse stock split	259.73
Average exercise price, Granted	0	0
Average exercise price, Exercised	0	0
Average exercise price, Forfeited	0	52.78
Average exercise price, Options outstanding		37.51	$ 41.27
Average exercise price, Options outstanding after reverse stock split	259.73	259.73
Average exercise price, Options exercisable	$ 259.73	$ 37.51
Average remaining contractual life (in years), Options outstanding	3 years 7 months 13 days	4 years 4 months 20 days	4 years 4 months 20 days
Average remaining contractual life (in years), Options exercisable	3 years 7 months 13 days	4 years 4 months 20 days
Aggregate intrinsic value (in thousands), Options outstanding	$ 0	$ 0
Aggregate intrinsic value (in thousands), Options exercisable	$ 0